Leasing	12 Months Ended
Sep. 30, 2025
Leasing [Abstract]
LEASING

10. LEASING

The Group has operating leases for offices and warehouses. The balances for the operating leases where the Group is the lessee are presented as follows within the consolidated balance sheets:

	As of September 30,
	2025	2024
Operating lease right-of-use assets, net	$405,984	$653,730
Operating lease liabilities-current	148,227	231,978
Operating lease liabilities-non-current	263,983	441,504
Total operating lease liabilities	$412,210	$673,482

The components of lease expenses were as follows:

	For the year ended September 30,
	2025	2024
Lease cost
Amortization of right-of-use assets	$221,246	$224,451
Interest of operating lease liabilities	21,234	23,048
Total lease cost	$242,480	$247,499

The weighted average remaining lease term was approximately 2.67 years as of September 30, 2025, and the weighted average discount rate was 3.35% for the year ended September 30, 2025.

The maturities of lease liabilities in accordance with Leases (ASC 842) in each of the next five years as of September 30, 2025 were as follows:

USD

2026	159,756
2027	145,923
2028	126,954
2029	—
2030	—
Total minimum lease payments	432,633

Less: Interest	(20,423)
Present value of lease obligations	412,210
Less: Current portion	148,227
Non - current portion of lease obligations	263,983